October 7, 1996

DEAR
------------------------
SHAREHOLDER:
------------------------

For the six-month period ended September 30, 1996, Delaware Cash Reserve A Class shares provided a total return of +2.27% as the fixed-income securities market was dominated by speculation about future Federal Reserve Board policy.
         In calendar 1996, consumer prices have been growing at a moderate annualized rate of +2.90%, a slightly higher pace than a year earlier. This higher rate ignited concerns that the Fed would raise its target for short-term interest rates by increasing the Federal Funds rate, the amount banks charge each other for overnight loans.
         However, as of this writing, the Fed was holding firm to the policy it adopted on January 31, 1996, when it lowered the Fed Funds rate by 25 basis points (0.25%) amid slowing U.S. economic growth. This policy stability has led to relatively stable money market fund yields during the Fund's first half of fiscal 1997.
         Your Fund's annualized yield for the seven days ended September 30 4.59% for A Class shares was 10 basis points (0.10%) above where it stood at the end of March, slightly increasing Delaware Cash Reserve's income potential.
         Like all money market funds, Delaware Cash Reserve is not designed for long-term growth, but it can be a sensible place to hold money for your short-term needs or money you plan to move to other investments. The Fund
-------------------------------------------------------------------------------
                                           TOTAL RETURN
                                          MARCH 31, 1996
                                                TO
                                          SEPT. 30, 1996
                                          --------------
Delaware Cash Reserve A Class                 +2.27%
U.S. Consumer Price Index
  (Inflation)                                 +1.44%

Fund performance assumes reinvestment of dividends. The consumer price index is calculated by the U.S. government and represents the annual change in the price of goods and services. Performance information for all Fund classes can be found on pages 3 and 4.
------------------------------------------------------------------------------
could be appropriate as you and your financial adviser take time to develop and implement an appropriate asset allocation plan to help meet your long-range objectives.
         In our report, Gary A. Reed, your Fund's portfolio manager, explains how the movement of short-term interest rates has affected money market funds such as Delaware Cash Reserve and how he has positioned the Fund for the remainder of the fiscal year. Generally, we believe the Fed has succeeded in controlling consumer and wholesale prices for the near future, making it unlikely that short-term interest rates will increase substantially.
       For nearly a generation, through a variety of interest rate environments, Delaware Cash Reserve has helped investors maximize current income and preserve principal. The chart on page 3 illustrates that your Fund's performance kept pace with other money market mutual funds during the 15 years ended September 30, 1996.
         We thank you for being among the more than 42,000 shareholders of Delaware Cash Reserve and we look forward to helping you reach your investment goals.

Sincerely,

/s/ Wayne A. Stork
------------------

Wayne A. Stork
CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER

PORTFOLIO
------------------------
MANAGER'S REVIEW
------------------------

The first six months of the fiscal year was a period of relatively stable short-term money market yields. The average maturity of Delaware Cash Reserve's portfolio stood at 44 days, as of September 30, 1996.
         Your Fund's average maturity was lower than the more than 50-day average maturity of money market funds nationwide, as measured by the IBC/Donoghue Money Market Fund Average. This reflects our expectation of continued U.S. economic growth in 1997.
         Generally, the Fund lengthens average maturity to capture high interest rates for as long as possible as the economy moves into a period of declining interest rates and shortens maturity to "catch the wave" of potentially higher rates.
         By law, the average maturity of a money market fund portfolio must be 91 days or less. Thus, our 44-day average maturity gives us plenty of room to increase your Fund's income potential should the opportunity arise.


How Your Fund's Portfolio Has Changed

                                       Percent of Net Assets as of:
                                        3/31/96            9/30/96
Commercial Paper                          42%               52.5%
Floating Rate Notes                       12%               12.6%
Short-Term Time Deposits                  18%               18.5%
Certificates of Deposit                   10%                  5%
US Govt Obligations                       11%                2.7%
Other                                      5%                8.5%



(Picture of Gary A. Reed)

GARY A. REED HAS MANAGED FIXED-INCOME INVESTMENTS AT DELAWARE SINCE 1989.


         During the past six months, the Fund slightly increased its holdings of commercial paper as a share of net assets and slightly increased its holdings of short-term time deposits at banks as well as U.S. government obligations. We reduced our holdings of floating rate notes which are short-term obligations whose yields fluctuate.
         Commercial paper is issued by corporations and financial institutions to finance short-term operational needs. Generally, these securities offer interest rates that are higher than rates available from bank deposits and government securities. The Fund buys only very high-quality commercial paper issued by large businesses with very high credit ratings.




/s/ Gary A. Reed
--------------------------
SENIOR PORTFOLIO MANAGER
OCTOBER 7, 1996

YOUR FUND'S
--------------------
PERFORMANCE
--------------------

When Delaware Cash Reserve began operating in March 1978, the nation's economy was very different than it is today. Inflation was a major headache for consumers. Problems in the Persian Gulf led to higher living costs in the United States.
         Through those difficult times, and during the historic decline in interest rates and inflation in the 1980s and early 1990s, Delaware Cash Reserve helped investors maintain the purchasing power of their investment dollars.
         This is important because it means that the money investors set aside in Delaware Cash Reserve over the years for near-term and emergency needs and for future investment did not lose ground to inflation a very distinct risk of investing in money market funds. While the future can't be predicted with certainty, your Fund stands ready to met the challenges ahead.


DELAWARE CASH RESERVE'S TOTAL RETURN
VS. MONEY MARKET MUTUAL FUNDS AND INFLATION
$10,000 Investment
October 1, 1981 to September 30, 1996


              Delaware Group                    IBC/Donoghue
               Cash Reserve     U.S. Consumer   Money Market
                 A Class         Price Index    Fund Average
9/81            $10,000            $10,000         $10,000
9/83            $12,457            $10,806         $12,335
9/85            $14,893            $11,618         $14,667
9/87            $16,834            $12,331         $16,566
9/89            $19,547            $13,403         $19,239
9/91            $22,458            $14,711         $22,105
9/93            $23,886            $15,558         $23,594
9/95            $25,774            $16,427         $25,661
9/96            $26,989            $16,897         $26,956

Past performance is not a guarantee of future results. The IBC/Donoghue Money Market Fund Average is an unmanaged composite of money market funds that includes reinvestment of fund distributions. The U.S. Consumer Price Index represents consumer inflation as calculated by the U.S. government. Fund results assume reinvestment of distributions. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. See page 4 for performance information for all classes.

YOUR FUND'S PERFORMANCE HAS OUTPACED INFLATION AND KEPT PACE
WITH OTHER MONEY MARKET FUNDS FOR THE 15-YEAR PERIOD ENDED SEPTEMBER 30, 1996.

Delaware Cash Reserve A Class Yield History 1993-1996

9/93             2.23%
1/94             2.27%
5/94             3.08%
9/94             3.89%
1/95             4.85%
5/95              5.2%
9/95             4.91%
1/96              4.7%
5/96             4.45%
9/96             4.59%

Past performance does not guarantee future results. Yields for other classes differ due to different sales charges and expenses. Yields calculated according to Securities and Exchange Commission standards.

DURING THE THREE YEARS ENDED SEPTEMBER 30, 1996, YOUR FUND'S SEVEN-DAY YIELD MORE THAN DOUBLED FROM 2.23% TO 4.59% AS INTEREST RATES HAVE RISEN.


                        DELAWARE CASH RESERVE PERFORMANCE
             AVERAGE ANNUAL TOTAL RETURN THROUGH SEPTEMBER 30, 1996

                                                10 YEARS      FIVE YEARS         ONE YEAR      SEVEN-DAY YIELD
Class A  (Est. 1978)                            +5.42%          +3.74%            +4.72%             4.59%
Consultant Class (Est. 1988)                    +5.17%          +3.49%            +4.45%             4.34%


                                                LIFETIME                         ONE YEAR      SEVEN-DAY YIELD
Class B (Est. 1994)                                                                                 3.59%
    Excluding Sales Charge                      +3.55%                            +3.68%
    Including Sales Charge                      +2.36%                            -0.32%

Class C* (Est. 1995)                                                                                3.59%
    Excluding Sales Charge                      +3.03%
    Including Sales Charge                      +2.03%

**Aggregate return through September 30, 1996.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND YIELD FLUCTUATE. ALL PERFORMANCE REFLECTS REINVESTMENT OF DIVIDENDS.

CLASS A shares are available without sales charges or any 12b-1 fee. CONSULTANT CLASS performance after March 31, 1988, reflects the effect of a 0.25% 12b-1 fee.

CLASS B shares, initially offered May 2, 1994, do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are subject to a deferred sales charge if redeemed before the end of the sixth year.

CLASS C shares, initially offered November 29, 1995, are subject to a 1% annual distribution and service fee and will be subject to a deferred sales charge of up to 1% if redeemed within the first 12 months.

Delaware Cash Reserve B and C Classes are available only as part of an overall investment program using other
B Class or C Class funds. Direct investment into Delaware Cash Reserve B Class may be made only when establishing a Wealth Builder plan. Lifetime performance "excluding sales charge" for these classes assumes investment was not redeemed.

FINANCIAL
----------------
STATEMENTS
----------------

DELAWARE GROUP CASH RESERVE, INC.*
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1996
UNAUDITED)
                                                        Principal
                                                          Amount        Value
COMMERCIAL PAPER - 52.53%
Financial Services - 30.92%
ABN AMRO North American Financial, Chicago
 5.30% 10/18/96  ...............................     $ 9,000,000     $ 8,977,475
ABN AMRO North American Financial, Chicago
 5.42% 10/25/96  ...............................       8,000,000       7,971,093
ABN-AMRO North American Financial, Chicago
 5.30% 11/12/96  ...............................      10,000,000       9,938,167
Allianz of America Financial
 5.50% 10/17/96  ...............................       5,130,000       5,117,460
Allianz of America Financial
 5.30% 11/12/96  ...............................       7,200,000       7,155,480
Allianz of America Financial
 5.45% 12/05/96  ...............................       8,400,000       8,317,342
Banc One
 5.42% 10/22/96  ...............................      10,000,000       9,968,383
Ciesco L.P. ....................................
 5.35% 12/03/96  ...............................      10,000,000       9,906,375
Ciesco L.P. ....................................
 5.42% 12/11/96  ...............................      10,000,000       9,893,106
Commonwealth Bank of Australia
 5.29% 11/14/96  ...............................      10,000,000       9,935,344
Commonwealth Bank of Australia
 5.37% 02/12/97  ...............................      10,000,000       9,800,117
Den Danske
 5.48% 12/24/96  ...............................      10,000,000       9,872,133
Internationale-Nederlanden (U.S.)
 Insurance Holdings
 5.40% 11/01/96  ...............................      14,300,000      14,233,583
Internationale-Nederlanden (U.S.)
 Insurance Holdings
 5.27% 11/19/96  ...............................      10,000,000       9,928,269
Kingdom of Sweden
 5.37% 02/04/97  ...............................      10,000,000       9,812,050
Met Life Funding
 5.35% 10/10/96  ...............................       9,130,000       9,117,789

-----------
*This Fund is known and does business as Delaware Cash Reserve.

                                                     Principal
                                                       Amount           Value
Financial Services (Continued)
SAFECO Credit
 5.34% 11/19/96  .............................     $ 11,000,000     $ 10,920,048
AIMSTECO Finance (Bank)
 5.31% 11/25/96  .............................       10,000,000        9,918,875
USAA Capital
 5.35% 10/10/96  .............................       10,000,000        9,986,625
USAA Capital
 5.28% 11/14/96  .............................        5,200,000        5,166,443
                                                                    ------------
Total Financial Services .....................                       185,936,157
                                                                    ------------

Mortgage Bankers and Brokers - 15.07%
Bear Stearns
 5.30% 10/31/96  .............................       10,000,000        9,955,833
Bear Stearns
 5.36% 11/18/96  .............................       10,000,000        9,928,533
CS First Boston Group
 5.36% 10/22/96  .............................       10,000,000        9,968,733
CS First Boston Group
 5.29% 10/30/96  .............................       10,000,000        9,957,386
CS First Boston Group
 5.40% 11/08/96  .............................        7,000,000        6,960,100
Goldman Sachs Group
 5.32% 10/29/96  .............................       10,000,000        9,958,622
Merrill Lynch
 5.35% 10/01/96  .............................        7,000,000        7,000,000
Morgan Stanley Group
 5.38% 10/15/96  .............................        7,000,000        6,985,354
Morgan Stanley Group
 5.35% 10/21/96  .............................       10,000,000        9,970,278
Morgan Stanley Group
 5.29% 11/25/96  .............................       10,000,000        9,919,181
                                                                    ------------
Total Mortgage Bankers and Brokers ...........                        90,604,020
                                                                    ------------

Industrial - 6.54%
Becton Dickinson
 5.42% 12/05/96  .............................        9,500,000        9,407,032
PHH 5.34% 10/09/96  ..........................       10,000,000        9,988,111
PHH 5.30% 10/31/96  ..........................       10,000,000        9,955,833
Sandoz 5.35% 10/15/96  .......................       10,000,000        9,979,194
                                                                    ------------
Total Industrial .............................                        39,330,170
                                                                    ------------
Total Commercial Paper .......................                       315,870,347
                                                                    ------------

CERTIFICATES OF DEPOSIT - 4.99%
Euro-Certificates of Deposit - 1.67%
Bayerische Landesbank
 5.53% 12/23/96  .............................       10,000,000       10,000,455
                                                                    ------------
Total Euro-Certificates of Deposit ...........                        10,000,455
                                                                    ------------

                                                     Principal
                                                       Amount           Value
CERTIFICATES OF DEPOSIT (Continued)
Yankee Certificates of Deposit - 1.66%
Rabobank Nederland New York
 5.37% 11/14/96  ...............................     $10,000,000     $10,000,121
                                                                     -----------
Total Yankee Certificates of Deposit ...........                      10,000,121
                                                                     -----------

Domestic Certificates of Deposit - 1.66%
Wilmington Trust
 5.55% 02/19/97  ...............................      10,000,000      10,000,000
                                                                     -----------
Total Domestic Certificates of Deposit .........                      10,000,000
                                                                     -----------
Total Certificates of Deposit ..................                      30,000,576
                                                                     -----------

FLOATING RATE NOTES(+) - 12.63%
Bank One Columbus Floating Rate Bank Note
 5.29% 09/24/97  ...............................       9,000,000       8,994,014
Boatmens First National Bank
 Floating Rate Bank Note
 5.39% 06/17/97  ...............................       8,000,000       8,000,000
Federal National Mortgage Association
 Floating Rate Note 5.52% 08/01/97 .............       5,000,000       5,000,000
Federal National Mortgage Association
 Floating Rate Medium-Term Note
 5.28% 05/02/97  ...............................      11,000,000      10,991,911
Merrill Lynch Daily Floater
 5.35% 11/13/96  ...............................      10,000,000      10,000,000
Merrill Lynch Daily Floater
 5.36% 02/03/97  ...............................      10,000,000      10,000,000
Student Loan Marketing Association
 Floating Rate Note
 5.66% 10/04/96  ...............................      10,000,000      10,000,000
Student Loan Marketing Association
 Floating Rate Note 5.44% 10/10/96 .............       3,000,000       2,999,974
Student Loan Marketing Association
 Floating Rate Note 5.38% 12/12/96 .............       3,000,000       3,000,000
Student Loan Marketing Association
 Floating Rate Note 5.57% 08/04/97 .............       7,000,000       6,997,389
                                                                     -----------
Total Floating Rate Notes ......................                      75,983,288
                                                                     -----------

U.S. GOVERNMENT AGENCY
 OBLIGATIONS - 2.71%
Federal National Mortgage Association
 Discount Note 5.21% 11/27/96 ..................       5,000,000       4,958,754
Federal National Mortage Association
 Discount Note 5.30% 02/26/97 ..................       6,500,000       6,358,372
Federal National Mortgage Association
 Medium-Term Note 4.97% 03/10/97 ...............       5,000,000       4,989,800
                                                                     -----------
Total U.S. Government
 Agency Obligations ............................                      16,306,926
                                                                     -----------

                                                     Principal
                                                       Amount           Value
SHORT-TERM TIME DEPOSITS - 18.53%
Berliner Handels-Und
 Frankfurter Bank, New York
 5.875% 10/01/96  ................................   $ 27,000,000   $ 27,000,000
Den Danske Bank, Cleveland
 5.875% 10/01/96  ................................     17,000,000     17,000,000
Fifth Third Bank, Cincinnati
 5.875% 10/01/96  ................................     27,000,000     27,000,000
First Chicago National Bank, Toronto
 5.84375% 10/01/96  ..............................     13,463,000     13,463,000
Union Bank of Switzerland, Chicago
 5.875% 10/01/96  ................................     27,000,000     27,000,000
                                                                    ------------
Total Short-Term Time Deposits ...................                   111,463,000
                                                                    ------------

MISCELLANEOUS INVESTMENTS - 8.48%
Bank of America, Bank Note
 5.50% 12/11/96  .................................     10,000,000     10,000,000
Bank of America, Illinois Bank Note
 5.70% 05/28/97  .................................      6,000,000      5,991,440
Bayerische Landesbank Girozentrale, New York
 Medium-Term Note
 5.51% 11/20/96  .................................     10,000,000     10,003,558
First National Bank of Chicago,
 Illinois Bank Note
 5.51% 11/07/96  .................................      5,000,000      4,999,950
General Electric Medium-Term Note
 5.17% 01/21/97  .................................     10,000,000      9,998,786
National Bank of Detroit, Michigan
 Medium-Term Note
 5.37% 11/27/96  .................................     10,000,000     10,000,000
                                                                    ------------
Total Miscellaneous Investments ..................                    50,993,734
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES OWNED - 99.87%
 (WHICH APPROXIMATES COST FOR FINANCIAL
 REPORTING AND INCOME TAX PURPOSES) ............................     600,617,871
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 0.13% ....................................         786,580
                                                                    ------------

NET ASSETS APPLICABLE TO 576,368,441 DELAWARE
 CASH RESERVE A CLASS SHARES, 6,814,596 DELAWARE
 CASH RESERVE B CLASS SHARES, 416,329 DELAWARE
 CASH RESERVE C CLASS SHARES AND 17,805,085
 DELAWARE CASH RESERVE CONSULTANT CLASS
 OUTSTANDING; EQUIVALENT
 TO $1.00 PER SHARE - 100.00% ..................................    $601,404,451

---------------------
(+) For Floating Rate Notes, the maturity date shown is the next reset date.

                             See accompanying notes

DELAWARE GROUP CASH RESERVE, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1996
(UNAUDITED)

INVESTMENT INCOME:
Interest .........................................    $16,314,660

EXPENSES:
Management fees ($1,486,577) and
 directors' fees ($13,416) .......................    $ 1,499,993
Dividend disbursing, transfer agent
 and shareholder servicing fees ..................        829,955
Reports and statements to shareholders ...........        157,475
Salaries and accounting fees .....................         90,005
Distribution expenses ............................         57,980
Federal and state registration fees ..............         37,450
Professional fees ................................         31,500
Custodian fees ...................................         23,319
Taxes (other than taxes on income) ...............          3,054
Other ............................................         29,364      2,760,095
                                                      -----------    -----------
NET INVESTMENT INCOME ............................                   $13,554,565
                                                                     ===========

                          See accompanying notes

DELAWARE GROUP CASH RESERVE, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                 Six Months         Year
                                                   Ended            Ended
                                                  9/30/96          3/31/96
                                                (Unaudited)
OPERATIONS:
Net investment income ....................   $    13,554,565    $    29,636,241
                                             ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
 Delaware Cash Reserve A Class ...........       (13,039,928)       (28,739,955)
 Delaware Cash Reserve B Class ...........          (117,814)           (74,692)
 Delaware Cash Reserve C Class ...........            (8,785)            (1,591)
 Delaware Cash Reserve
  Consultant Class .......................          (388,038)          (820,003)
                                             ---------------    ---------------
                                                 (13,554,565        (29,636,241)
                                             ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Delaware Cash Reserve A Class ...........       779,560,905        863,751,720
 Delaware Cash Reserve B Class ...........        11,544,652         13,054,027
 Delaware Cash Reserve C Class ...........         1,608,040            664,891
 Delaware Cash Reserve
  Consultant Class .......................        93,991,216        162,437,882
Net asset value of shares issued upon
 reinvestment of dividends from net
 investment income:
 Delaware Cash Reserve A Class ...........        12,680,687         27,828,422
 Delaware Cash Reserve B Class ...........           112,383             68,533
 Delaware Cash Reserve C Class ...........             8,918              1,592
 Delaware Cash Reserve
  Consultant Class .......................           385,545            803,490
                                             ---------------    ---------------
                                                 899,892,346      1,068,610,557
                                             ---------------    ---------------
Cost of shares repurchased:
 Delaware Cash Reserve A Class ...........      (801,358,077)      (912,087,916)
 Delaware Cash Reserve B Class ...........       (12,969,553)        (6,083,457)
 Delaware Cash Reserve C Class ...........        (1,504,701)          (362,411)
 Delaware Cash Reserve
  Consultant Class .......................       (96,915,517)      (161,283,826)
                                             ---------------    ---------------
                                                (912,747,848)    (1,079,817,610)
                                             ---------------    ---------------
Decrease in net assets derived
 from capital share transactions .........       (12,855,502)       (11,207,053)
                                             ---------------    ---------------
NET DECREASE IN NET ASSETS ...............       (12,855,502)       (11,207,053)
                                             ---------------    ---------------
NET ASSETS:
Beginning of period ......................       614,259,953        625,467,006
                                             ---------------    ---------------
End of period ............................   $   601,404,451    $   614,259,953
                                             ===============    ===============

                          See accompanying notes

DELAWARE GROUP CASH RESERVE, INC.
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED SEPTEMBER 30, 1996
(UNAUDITED)

Delaware Group Cash Reserve, Inc. (the "Fund") is registered as a no-load, diversified, open-end investment company under the Investment Company Act of 1940. The Fund is organized as a Maryland corporation and offers four classes of shares.

The Fund's objective is to provide current income by investing in high-quality money market instruments with maturities of no more than 13 months. Though there is no guarantee that this goal will be met, the Fund strives to maintain a stable net asset value of $1.00.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation - Securities are valued at amortized cost which approximates market value. Security transactions are recorded on the date the securities are purchased or sold (trade date).

Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Other - Expenses common to all funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Premiums and discounts are amortized on a pro-rata basis and included in interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly.

Certain fund expenses may be paid directly by brokers. The amount of these expenses was less than 0.01 percent of the Fund's average net assets.

2. Investment Management, Distribution and Other Agreements
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC) the Investment Manager of the Fund, an annual fee which is calculated daily at the following rate less fees paid to the independent directors: .50% of the first $500 million of average daily net assets of the Fund, .475% on the next $250 million, .45% on the next $250 million, .425% on the next $250 million, .375% on the next $250 million, .325% on the next $250 million, .30% on the next $250 million and
 .275% on the average daily net assets over $2 billion. At September 30, 1996, the Fund had a liability for Investment Management fees and other expenses payable to DMC of $36,322.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P., (DDLP) the Distributor and an affiliate of DMC, an annual fee of 1.00% of the average daily net assets of B Class and C Class and .25% of the average daily net assets of the Consultant Class. No distribution expenses are paid by the A Class. At September 30, 1996, the Fund had a liability for distribution fees and other expenses payable to DDLP of $2,081.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Fund. For the period ended September 30, 1996, the Fund has expensed $829,955 for these services. Effective August 19, 1996, the Funds also engaged DSC to provide accounting services for the Funds. For the period from August 19, 1996, to September 30, 1996, the Fund has expensed $18,357 for these services. Previously, Fund personnel provided this service and the related costs were recorded in salaries and other expense categories in the Statement of Operations. At September 30, 1996, the Fund had a liability for dividend disbursing, transfer agent, and accounting service fees and other expenses payable to DSC for $20,370.

3. Fund Shares
Transactions in capital stock shares of the Fund were as follows:

                                                 Six Months        Year
                                                   Ended           Ended
                                                   9/30/96        3/31/96

Shares sold:
 Delaware Cash Reserve A Class ..........      779,560,905       863,751,720
 Delaware Cash Reserve B Class ..........       11,544,652        13,054,027
 Delaware Cash Reserve C Class ..........        1,608,040           664,891
 Delaware Cash Reserve
  Consultant Class ......................       93,991,216       162,437,882

Shares issued upon reinvestment
 of dividends from net investment income:
 Delaware Cash Reserve A Class ..........       12,680,687        27,828,422
 Delaware Cash Reserve B Class ..........          112,383            68,533
 Delaware Cash Reserve C Class ..........            8,918             1,592
 Delaware Cash Reserve
  Consultant Class ......................          385,545           803,490
                                            --------------    --------------
                                               899,892,346     1,068,610,557
                                            --------------    --------------

Shares repurchased:
 Delaware Cash Reserve A Class ..........     (801,358,077)     (912,087,916)
 Delaware Cash Reserve B Class ..........      (12,969,553)       (6,083,457)
 Delaware Cash Reserve C Class ..........       (1,504,701)         (362,411)
 Delaware Cash Reserve
  Consultant Class ......................      (96,915,517)     (161,283,826)
                                            --------------    --------------
                                              (912,747,848)   (1,079,817,610)
                                            --------------    --------------
Net decrease ............................      (12,855,502)      (11,207,053)
                                            ==============    ==============

4. Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                  Delaware Cash Reserve A Class
                                                             -----------------------------------------------------------------------
                                                             Six Months(1)
                                                                Ended                            Year Ended
                                                               9/30/96     3/31/96     3/31/95     3/31/94     3/31/93      3/31/92
Net asset value, beginning of period . . . . . . . . . . . .   $1.0000     $1.0000     $1.0000     $1.0000     $1.0000      $1.0000

Income from investment operations:
 Net investment income . . . . . . . . . . . . . . . . . . .    0.0225      0.0490      0.0394      0.0227      0.0283       0.0501
 Net realized and unrealized gain from security transactions     none        none        none        none        none         none
                                                               -------     -------     -------     -------     -------      -------
Total from investment operations . . . . . . . . . . . . . .    0.0225      0.0490      0.0394      0.0227      0.0283       0.0501
                                                               -------     -------     -------     -------     -------      -------
Less distributions:
 Dividends . . . . . . . . . . . . . . . . . . . . . . . . .   (0.0225)    (0.0490)    (0.0394)    (0.0227)    (0.0283)     (0.0501)
 Distributions from net realized gain on security transactions   none        none        none        none        none         none
                                                               -------     -------     -------     -------     -------      -------
 Total distributions . . . . . . . . . . . . . . . . . . . .   (0.0225)    (0.0490)    (0.0394)    (0.0277)    (0.0283)     (0.0501)
                                                               -------     -------     -------     -------     -------      -------
Net asset value, end of period . . . . . . . . . . . . . . .   $1.0000     $1.0000     $1.0000     $1.0000     $1.0000      $1.0000
                                                               =======     =======     =======     =======     =======      =======
Total return. . . . . . . . . . . . . . . . . .                   2.27%       5.01%       4.01%       2.28%       2.87%        5.13%

Ratios/supplemental data:
 Net assets, end of period (000) omitted . . . . . . . . . .  $576,368    $585,485    $605,993    $699,112    $672,034     $911,548
 Ratio of expenses to average net assets . . . . . . . . . .      0.89%       0.95%       1.01%       1.00%       0.90%        0.81%
 Ratio of net investment income to average net assets             4.50%       4.90%        3.91      %2.27%       2.88%        5.04%

---------------------
(1) Ratios have been annualized and total return has not been annualized.

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                  Delaware Cash Reserve B Class         Delaware Cash Reserve C Class
                                                  -----------------------------         -----------------------------
                                                                         Period                              Period
                                              Six Months(1)     Year     5/2/94(2)    Six Months(1)       11/29/95(2)
                                                   Ended       Ended       to            Ended                to
                                                  9/30/96    3/31/96    3/31/95         9/30/96             3/31/96

Net asset value, beginning of period........    $1.0000     $1.0000    $1.0000          $1.0000             $1.0000

Income from investment operations:
 Net investment income......................     0.0175      0.0390     0.0279           0.0175              0.0124
 Net realized and unrealized gain from
  security transactions ....................      none        none       none             none                none
                                                -------     -------    -------          -------             -------
 Total from investment operations...........     0.0175      0.0390     0.0279           0.0175              0.0124
                                                -------     -------    -------          -------             -------
Less distributions:
 Dividends..................................    (0.0175)    (0.0390)   (0.0279)         (0.0175)            (0.0124)
                                                -------     -------    -------          -------             -------
 Distributions from net realized gain on
  security transactions.....................       none        none       none             none                none
                                                -------     -------    -------          -------             -------
 Total distributions........................    (0.0175)    (0.0390)   (0.0279)         (0.0175)            (0.0124)
                                                -------     -------    -------          -------             -------
Net asset value, end of period..............    $1.0000     $1.0000    $1.0000           1.0000             $1.0000
                                                -------     -------    -------          -------             -------

Total return(3).............................       1.76%       3.97%      3.10%            1.76%               1.24%

Ratios/supplemental data:
 Net assets, end of period (000 omitted)....     $6,815      $8,127     $1,088             $416                $304
 Ratio of expenses to average net assets....       1.89%       1.95%      2.01%            1.89%               1.95%
 Ratio of net investment income to average
  net assets................................       3.50%       3.90%      2.91%            3.50%               3.90%
---------------------------------------------------------------------------------------------------------------------

                                                                    Delaware Cash Reserve Consultant Class
                                                    -------------------------------------------------------------------
                                                    Six Months(1)
                                                        Ended                           Year Ended
                                                       9/30/96     3/31/96    3/31/95      3/31/94        3/31/93     3/31/92
Net asset value, beginning of period. . . . .          $1.0000     $1.0000    $1.0000      $1.0000        $1.0000     $1.0000
Income from investment operations:
 Net investment income. .  . . . . . . . . .            0.0212      0.0465     0.0369       0.0202         0.0259      0.0476
 Net realized and unrealized gain from security
  transactions                                            none        none       none         none           none        none
                                                        ------      ------     ------       ------         ------      ------

 Total from investment operations. . . . . . . .        0.0212      0.0465     0.0369       0.0202         0.0259      0.0476
                                                        ------      ------     ------       ------         ------      ------
Less distributions:
 Dividends. . . . . . . . . . .. . . . . . . . .       (0.0212)    (0.0465)   (0.0369)     (0.0202)       (0.0259)    (0.0476)
                                                       -------     -------    -------      -------        -------     -------
 Distributions from net realized gain on security
  transactions                                            none        none       none         none           none        none
                                                       -------     -------    -------      -------        -------     -------
 Total distributions. . .. . . . . . . . . . . .       (0.0212)    (0.0465)   (0.0369)     (0.0202)       (0.0259)    (0.0476)
                                                       -------     -------    -------      -------        -------     -------
Net asset value, end of period. .. . . . . . .         $1.0000     $1.0000    $1.0000      $1.0000        $1.0000     $1.0000
                                                       =======     =======    =======      =======        =======     =======

Total return. . . . . . . . . . . . . . . . . .           2.14%       4.75%      3.75%        2.04%          2.62%       4.87%

Ratios/supplemental data:
 Net assets, end of period (000 omitted). . . .         $17,805     $20,344    $18,386      $22,561        $13,191     $26,183
 Ratio of expenses to average net assets. . . .           1.14%       1.20%      1.26%        1.25%          1.15%       1.06%
 Ratio of net investment income to average net assets     4.25%       4.65%      3.66%        2.02%          2.63%       4.79%
---------------------------
(1)Ratios have been annualized and total return has not been annualized.
(2)Date of initial public offering; ratios and total return have been annualized.
(3)Does not include contingent deferred sales charge, which varies from 1%-4%, for Delaware Cash Reserve B Class and 1% for Delaware Cash Reserve C Class,
   depending upon the holding period.

This semi-annual report is for the information of Delaware Group Cash Reserve shareholders, but it may be used with prospective investors when preceded or accompanied by a current PROSPECTUS for Delaware Group Cash Reserve, which sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. Summary investment results are documented in the Fund's current STATEMENT OF ADDITIONAL INFORMATION. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

DELAWARE GROUP
-------------------
OF FUNDS
-------------------


FOR GROWTH OF CAPITAL
Trend Fund
Enterprise Fund
DelCap Fund
Value Fund
U.S. Growth Fund

FOR TOTAL RETURN
Devon Fund
Decatur Total Return Fund
Decatur Income Fund
Delaware Fund

FOR INTERNATIONAL DIVERSIFICATION
Emerging Markets Fund
New Pacific Fund
World Growth Fund
International Equity Fund
Global Assets Fund
Global Bond Fund

FOR CURRENT INCOME
Delchester Fund
Strategic Income Fund
Corporate Income Fund
Federal Bond Fund
U.S. Government Fund
Limited-Term Government Fund

FOR TAX-FREE CURRENT INCOME
Tax-Free Pennsylvania Fund
Tax-Free USA Fund
Tax-Free Insured Fund
Tax-Free USA Intermediate Fund

MONEY MARKET FUNDS
Delaware Cash Reserve
U.S. Government Money Fund
Tax-Free Money Fund

CLOSED-END EQUITY/INCOME*
Dividend and Income Fund
Global Dividend and Income Fund

For a prospectus of any Delaware Group fund, contact your financial adviser or Delaware Group.

* Delaware Group Dividend and Income Fund and Delaware Group Global Dividend and Income Fund purchases can be made through any registered broker.

Be sure to consult your financial adviser when making investment decisions. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, are not obligations of any bank or any credit union, and involve investment risk, including the possible loss of principal. Shares of the Fund are not bank or credit union deposits.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT CASH RESERVE PROSPECTUS AND THE DELAWARE GROUP FUND PERFORMANCE UPDATE FOR THE MOST RECENTLY COMPLETED CALENDAR QUARTER. FOR A PROPECTUS OF ANY OTHER DELAWARE GROUP FUND, CONTACT YOUR FINANCIAL ADVISER OR DELAWARE GROUP.

THE GOAL OF A MONEY MARKET FUND IS TO MAINTAIN A CONSTANT SHARE PRICE OF $1. HOWEVER, THERE CAN BE NO GUARANTEE THAT THIS GOAL WILL BE MET. THE FUND'S YIELD AND RETURN FLUCTUATE AND ARE NOT GUARANTEED. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

INVESTMENT MANAGER
Delaware Management Company, Inc.
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London, England

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

SHAREHOLDER SERVICING, DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682
Nationwide (800) 523-4640

SECURITIES DEALERS ONLY
Nationwide (800) 362-7500

FINANCIAL INSTITUTIONS REPRESENTATIVES ONLY
Nationwide (800) 659-2265

Copy Rights Delaware Distributors, L.P.

Printed in the U.S.A. on recycled paper.
SA - 008 [9/96] PP11/96

----------------
Delaware

Group

Cash

Reserve
----------------

1996
   SEMI-ANNUAL
REPORT

A Tradition of Sound Investing Since 1929

DELAWARE
GROUP
----------------
Philadelphia o London